UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.6%
JPMorgan Chase Bank N.A., 0.22%, 8/30/13	$10,000	$10,000,000
Euro — 1.5%
HSBC Bank PLC, London, 0.30%, 1/15/14	14,000	14,000,000
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	13,000	13,000,000

		27,000,000
Yankee (b) — 30.2%
Bank of Montreal, Chicago:
0.41%, 7/17/13 (a)	10,000	10,000,000
0.34%, 1/10/14 (a)	9,000	9,000,000
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	10,000	10,000,000
0.26%, 11/26/13 (a)	10,000	10,000,000
0.33%, 1/02/14 (a)	9,500	9,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.22%, 9/30/13	25,000	25,000,000
0.22%, 10/18/13	10,000	10,000,000
BNP Paribas S.A., New York:
0.39%, 10/21/13 (a)	6,000	6,000,000
0.39%, 11/15/13	8,000	8,000,000
Canadian Imperial Bank of Commerce, New York:
0.31%, 9/25/13 (a)	13,000	13,000,000
0.31%, 12/02/13 (a)	15,500	15,500,000
0.29%, 1/08/14 (a)	15,000	15,000,000
0.28%, 2/04/14 (a)	8,000	8,000,000
Credit Suisse Group A.G., New York:
0.28%, 9/13/13	7,000	7,000,000
0.29%, 10/10/13	15,000	15,000,000
Deutsche Bank A.G., New York:
0.41%, 8/09/13	10,000	10,000,000
0.24%, 8/29/13 (a)	10,000	10,000,000
0.38%, 9/09/13 (a)	15,000	15,000,000
DnB NOR Bank ASA, New York:
0.28%, 7/19/13	5,000	5,000,000
0.27%, 10/03/13	10,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.29%, 8/20/13	10,000	10,000,000
Mizuho Corporate Bank Ltd., New York:
0.23%, 8/16/13	8,000	8,000,000
0.22%, 9/17/13	8,000	8,000,000
Natixis S.A., New York, 0.30%, 8/02/13	20,000	20,000,000
Nordea Bank Finland PLC, New York:
0.28%, 7/17/13	4,465	4,464,990
0.25%, 9/06/13	5,000	5,000,000
Norinchukin Bank, New York, 0.13%, 7/03/13	45,000	45,000,000
Rabobank Nederland N.V., New York:
0.40%, 10/29/13 (a)	22,000	22,000,000
0.41%, 1/08/14	13,000	13,000,000
0.39%, 1/17/14	15,000	15,000,000
0.28%, 4/22/14 (a)	6,500	6,500,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Royal Bank of Canada, New York, 0.24%, 1/15/14 (a)	$7,000	$7,000,000
Skandinaviska Enskilda Banken AB, New York, 0.23%, 10/07/13	15,000	14,999,796
Societe Generale, New York:
0.27%, 8/01/13	10,000	10,000,000
0.30%, 9/03/13	22,000	22,000,000
Sumitomo Mitsui Banking Corp., New York, 0.24%, 8/02/13	10,000	10,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.24%, 8/01/13	15,000	15,000,000
0.24%, 8/28/13	8,000	7,999,936
Toronto Dominion Bank, New York:
0.30%, 7/22/13	12,000	12,000,000
0.24%, 12/20/13 (a)	12,000	12,000,000
UBS AG, Stamford, 0.28%, 9/30/13 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.36%, 7/10/13 (a)	14,000	14,000,000
0.29%, 4/15/14 (a)	12,500	12,500,000

		525,464,722
Total Certificates of Deposit — 32.3%		562,464,722

Commercial Paper
Alpine Securitization Corp.:
0.06%, 7/01/13 (c)	10,000	10,000,000
0.10%, 7/02/13 (c)	10,000	9,999,972
0.29%, 10/18/13 (c)	9,000	8,992,097
Antalis US Funding Corp.:
0.24%, 8/01/13 (c)	15,000	14,996,900
0.35%, 8/05/13 (c)	5,000	4,998,299
Aspen Funding Corp., 0.24%, 9/03/13 (c)	15,000	14,993,600
Atlantic Asset Security Corp., 0.10%, 7/01/13 (c)	15,520	15,520,000
Australia and New Zealand Banking Group Ltd.:
0.35%, 1/17/14 (a)	9,000	9,000,000
0.30%, 2/25/14 (a)	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.12%, 7/03/13 (c)	15,000	14,999,900
0.12%, 7/05/13 (c)	10,000	9,999,867
Bedford Row Funding Corp.:
0.35%, 8/16/13 (c)	7,000	6,996,869
0.30%, 3/17/14 (c)	8,000	7,982,733
0.30%, 3/19/14 (c)	6,000	5,986,950
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	13,000	12,990,015
Collateralized Commercial Paper Co. LLC, 0.24%, 9/12/13 (c)	11,000	10,994,647

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM Assured Guaranty Municipal Corp.	IDRB Industrial Development Revenue	RB Revenue Bonds	TECP Tax Exempt Commercial Paper
AMT Alternative Minimum Tax (subject to)	Bonds	ROC Reset Option Certificates	TRAN Tax Revenue Anticipation Notes
BAN Bond Anticipation Notes	LOC Letter of Credit	SBPA Stand-by Bond Purchase Agreement	VRDN Variable Rate Demand Notes
COP Certificates of Participation	MB Municipal Bonds	SPEARS Short Puttable Exempt Adjustable	VRDP Variable Rate Demand Preferred
GO General Obligation Bonds	PCRB Pollution Control Revenue Bonds	Receipts
IDA Industrial Development Authority	PUTTERS Puttable Tax-Exempt Receipts

BLACKROCK FUNDS	JUNE 30, 2013	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia:
0.23%, 2/24/14 (a)	$6,000	$6,000,000
0.23%, 3/03/14 (a)	5,000	4,999,830
0.28%, 5/02/14 (a)	8,000	8,000,000
0.28%, 6/06/14 (a)	7,000	7,000,000
Deutsche Bank Financial LLC, 0.32%, 9/27/13 (c)	10,000	9,992,178
DnB NOR Bank ASA:
0.07%, 7/05/13 (c)	10,000	9,999,922
0.27%, 7/30/13 (c)	20,000	19,995,650
0.27%, 8/05/13 (c)	12,000	11,996,850
0.22%, 9/04/13 (c)	8,000	7,996,822
Erste Abwicklungsanstalt:
0.25%, 9/27/13 (c)	5,000	4,996,944
0.25%, 10/23/13 (c)	8,000	7,993,793
0.25%, 12/02/13 (c)	8,000	7,991,444
General Electric Capital Corp., 0.24%, 8/12/13 (c)	10,000	9,997,200
Govco LLC, 0.12%, 7/01/13 (c)	13,500	13,500,000
HSBC Bank PLC, 0.30%, 6/20/14 (a)(d)	6,000	6,000,000
ING US Funding LLC, 0.24%, 9/20/13 (c)	10,000	9,994,713
Kells Funding LLC:
0.25%, 9/05/13 (c)	10,000	9,995,417
0.25%, 9/13/13 (c)	10,000	9,994,861
0.29%, 10/04/13 (c)	10,000	9,992,347
0.26%, 10/15/13 (c)	10,000	9,992,344
0.24%, 11/19/13 (a)(d)	5,000	5,000,000
Liberty Street Funding LLC, 0.05%, 7/01/13 (c)	50,000	50,000,000
Mont Blanc Capital Corp., 0.24%, 10/10/13 (c)	8,000	7,994,613
Natexis Banques Populaires, 0.11%, 7/01/13 (c)	18,981	18,981,000
National Australia Funding Delaware, Inc., 0.17%, 9/10/13 (c)	12,000	11,995,977
Nederlandse Waterschapsbank NV:
0.27%, 9/23/13 (c)	10,500	10,493,385
0.33%, 5/21/14 (c)	7,000	6,979,210
0.32%, 6/10/14 (a)	5,000	5,000,869
NetJets Inc., 0.05%, 7/02/13 (c)	10,000	9,999,986
Nordea North America, Inc.:
0.28%, 7/15/13 (c)	4,465	4,464,514
0.28%, 7/16/13 (c)	4,465	4,464,479
0.22%, 10/15/13 (c)	15,000	14,990,283
0.23%, 11/15/13 (c)	9,000	8,992,123
NRW.Bank, 0.11%, 7/01/13 (c)	5,000	5,000,000
Old Line Funding LLC, 0.24%, 12/09/13 (c)	10,000	9,989,267
Regency Markets No. 1 LLC:
0.16%, 7/05/13 (c)	24,000	23,999,573
0.17%, 7/22/13 (c)	10,000	9,999,008
0.17%, 7/25/13 (c)	5,000	4,999,433
Sheffield Receivables Corp., 0.22%, 9/05/13 (c)	12,000	11,995,160
Skandinaviska Enskilda Banken AB:
0.13%, 7/03/13 (c)	7,400	7,399,949
0.25%, 9/04/13 (c)	17,500	17,492,259
Societe Generale N.A., 0.29%, 9/03/13 (c)	10,000	9,994,844
Starbird Funding Corp., 0.30%, 8/23/13 (c)	11,355	11,349,985
Sumitomo Mitsui Banking Corp.:
0.23%, 8/29/13 (c)	10,000	9,996,231
0.23%, 9/10/13 (c)	2,000	1,999,093
Sumitomo Trust & Banking Co. Ltd., 0.24%, 8/19/13 (c)	8,000	7,997,441
Surrey Funding Corp., 0.25%, 7/09/13 (c)	5,000	4,999,722
Thunder Bay Funding LLC:
0.24%, 11/21/13 (c)	10,000	9,990,467
0.24%, 12/06/13 (c)	30,000	29,968,400

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.18%, 8/08/13 (c)	$10,000	$9,998,100
0.48%, 8/09/13 (c)	13,616	13,608,920
0.28%, 10/08/13 (a)(d)	10,000	10,000,000
Total Commercial Paper — 41.7%		725,016,455

Corporate Notes
Nordrhein-Westfalen, 0.57%, 10/30/13 (a)	20,000	20,020,003
Park Village Assisted Living LLC, 0.25%, 7/05/13 (a)	5,540	5,540,000
Sumitomo Mitsui Banking Corp., 2.15%, 7/22/13 (d)	9,000	9,009,151
Svenska Handelsbanken AB, 0.28%, 12/13/13 (a)(d)	10,900	10,900,000
Total Corporate Notes — 2.6%		45,469,154

Municipal Bonds
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/01/13 (e)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.06%, 7/05/13 (e)	5,605	5,605,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 7/05/13 (e)	8,675	8,675,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/05/13 (e)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.07%, 7/05/13 (e)	5,240	5,240,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.06%, 7/05/13 (e)	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/05/13 (e)	9,320	9,320,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.06%, 7/05/13 (e)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.24%, 7/05/13 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.20%, 7/05/13 (e)	4,700	4,700,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 7/05/13 (e)	14,800	14,800,000
Total Municipal Bonds — 6.8%		118,090,000

2	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Time Deposits — 1.0%	Par (000)	Value
ING Bank N.V., 0.15%, 7/03/13	$18,000	$18,000,000

Closed-End Investment Companies
California — 0.6%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/05/13 (d)(e)	10,000	10,000,000
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.21%, 7/05/13 (d)(e)	2,900	2,900,000
New York — 0.4%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 7/05/13 (d)(e)	7,600	7,600,000
Total Closed-End Investment Companies — 1.2%		20,500,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.16%, 2/27/15 (a)	14,000	13,994,155
Freddie Mac Variable Rate Notes: (a)
0.32%, 9/03/13	15,000	14,999,469
0.13%, 9/13/13	36,700	36,695,490
Total U.S. Government Sponsored Agency Obligations — 3.8%		65,689,114

U.S. Treasury Obligations
U.S. Treasury Bills, 0.09%, 12/19/13 (c)	15,000	14,993,588
U.S. Treasury Notes:
3.38%, 6/30/13	5,000	5,000,000
1.00%, 7/15/13	15,000	15,004,780
0.13%, 9/30/13	9,000	8,999,073
0.50%, 11/15/13	10,000	10,013,929
1.75%, 1/31/14	20,000	20,186,885
1.88%, 2/28/14	10,000	10,113,608
4.75%, 5/15/14	6,000	6,240,057
Total U.S. Treasury Obligations — 5.2%		90,551,920

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.68%, 10/04/13 (e) (Purchased on 8/03/12 to be repurchased at $15,120,983, collateralized by various corporate/debt obligations, 0.00% to 7.82% due from 12/20/14 to 12/10/49, aggregate par and fair value of $79,735,694 and $17,044,342, respectively)	$15,000	$15,000,000
Total Value of Barclays Capital, Inc. (collateral value of $17,044,342)		15,000,000
Deutsche Bank Securities Inc., 0.18%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $5,275,079, collateralized by Fannie Mae Bond, 0.55% due at 2/26/16, par and fair value of $5,400,000 and $5,380,689, respectively)	5,275	5,275,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $5,380,689)		5,275,000
Mizuho Securities USA, 1.11%, 7/30/13 (e) (Purchased on 3/04/13 to be repurchased at $15,068,450, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.52% to 6.25% due from 10/09/18 to 1/20/43, aggregate par and fair value of $62,744,966 and $16,432,159, respectively)	15,000	15,000,000
Mizuho Securities USA, 0.15%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $60,000,750, collateralized by Ginnie Mae Bond, 4.00% due at 5/20/42, par and fair value of $74,199,319 and $61,200,000, respectively)	60,000	60,000,000
Total Value of Mizuho Securities USA (collateral value of $77,632,159)		75,000,000
Total Repurchase Agreements — 5.5%		95,275,000
Total Investments (Cost — $1,741,056,365*) — 100.1%		1,741,056,365
Liabilities in Excess of Other Assets — (0.1)%		(1,149,401)

Net Assets — 100.0%		$1,739,906,964

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	JUNE 30, 2013	3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,741,056,365	—	$1,741,056,365

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $579 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

4	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.13%,7/05/13	$10,000	$9,999,856
0.04%,7/11/13	10,000	9,999,889
0.12%,7/11/13	10,000	9,999,680
0.04%,8/01/13	3,000	2,999,910
0.05%,8/01/13	10,000	9,999,548
0.04%,8/08/13	4,000	3,999,831
0.12%,8/15/13	5,000	4,999,250
0.04%,8/22/13	6,000	5,999,653
0.20%,8/22/13	2,000	1,999,437
0.05%,8/29/13	5,000	4,999,631
0.05%,9/05/13	10,000	9,999,175
0.05%,9/12/13	5,000	4,999,544
0.11%,9/19/13	5,000	4,998,778
0.11%,9/26/13	10,000	9,997,342
0.11%,10/03/13	5,000	4,998,564
0.10%,10/10/13	10,000	9,997,265
0.08%,10/17/13	5,000	4,998,800
0.09%,10/17/13	5,000	4,998,650
0.08%,11/07/13	6,000	5,998,280
0.08%,11/21/13	5,000	4,998,381
0.08%,12/05/13	15,000	14,994,768
0.08%,12/19/13	10,000	9,996,200
0.11%,12/26/13	5,000	4,997,404
U.S. Treasury Notes:
0.38%,7/31/13	3,000	3,000,675
0.75%,8/15/13	7,000	7,005,999
0.13%,9/30/13	10,000	10,001,338
0.50%,10/15/13	5,000	5,004,967
0.25%,10/31/13	19,200	19,209,625
0.25%,11/30/13	14,355	14,360,608
0.75%,12/15/13	2,500	2,506,131
1.00%,1/15/14	2,000	2,008,726
0.25%,1/31/14	14,500	14,511,104
0.25%,2/28/14	4,000	4,001,832
0.25%,4/30/14	3,200	3,202,346

Total U.S. Treasury Obligations — 47.5%		245,783,187

Repurchase Agreements
Barclays Capital, Inc., 0.02%, 7/03/13 (Purchased on 6/26/13 to be repurchased at $8,100,032, collateralized by U.S. Treasury Note, 0.25% due at 4/30/14, par and fair value of $8,253,600 and $8,262,067, respectively)	8,100	8,100,000
Barclays Capital, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $11,000,092, collateralized by U.S. Treasury Note, 0.25% due at 4/15/16, par and fair value of $11,324,100 and $11,220,093, respectively)	11,000	11,000,000
Total Value of Barclays Capital, Inc. (collateral value of $19,482,160)		19,100,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.04%, 7/03/13 (Purchased on 6/27/13 to be repurchased at $5,725,038, collateralized by U.S. Treasury Inflation Indexed Note, 0.63% due at 7/15/21, par and fair value of $5,465,000 and $5,839,594, respectively)	$5,725	$5,725,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $5,839,594)		5,725,000
Credit Suisse Securities (USA) LLC, 0.03%, 7/03/13 (Purchased on 6/27/13 to be repurchased at $3,435,017, collateralized by U.S. Treasury Note, 0.25% due at 1/31/14, par and fair value of $3,500,000 and $3,506,312, respectively)	3,435	3,435,000
Credit Suisse Securities (USA) LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,000,167, collateralized by U.S. Treasury Note, 0.25% due at 1/31/14, par and fair value of $20,365,000 and $20,401,726, respectively)	20,000	20,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $23,908,038)		23,435,000
Deutsche Bank Securities Inc., 0.06%, 7/05/13 (b) (Purchased on 6/06/13 to be repurchased at $8,275,772, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 4/15/16 to 2/15/41, aggregate par and fair value of $16,841,869 and $8,440,500, respectively)	8,275	8,275,000
Deutsche Bank Securities Inc., 0.07%, 7/05/13 (b) (Purchased on 6/14/13 to be repurchased at $14,002,096, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 7/15/17 to 2/15/41, aggregate par and fair value of $17,617,251 and $14,280,000, respectively)	14,000	14,000,000
Deutsche Bank Securities Inc., 0.12%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,000,200, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/29 to 5/15/37, aggregate par and fair value of $41,800,731 and $20,400,000, respectively)	20,000	20,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $43,120,500)		42,275,000
Goldman Sachs & Co., 0.06%, 7/05/13 (b) (Purchased on 6/25/13 to be repurchased at $16,630,832, collateralized by U.S. Treasury Bond, 2.75% due at 8/15/42, par and fair value of $19,607,600 and $16,962,605, respectively)	16,630	16,630,000

BLACKROCK FUNDS	JUNE 30, 2013	5

Schedule of Investments (continued)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.04%, 7/02/13 (Purchased on 6/25/13 to be repurchased at $9,880,077, collateralized by U.S. Treasury Bond, 2.75% due at 8/15/42, par and fair value of $11,649,100 and $10,077,678, respectively)	$9,880	$9,880,000
Total Value of Goldman Sachs & Co. (collateral value of $27,040,283)		26,510,000
HSBC Securities (USA) Inc., 0.02%, 7/03/13 (Purchased on 6/26/13 to be repurchased at $20,355,079, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/38, par and fair value of $51,010,000 and $20,762,600, respectively)	20,355	20,355,000
HSBC Securities (USA) Inc., 0.02%, 7/03/13 (Purchased on 6/27/13 to be repurchased at $11,450,038, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/38, par and fair value of $28,695,000 and $11,679,725, respectively)	11,450	11,450,000
HSBC Securities (USA) Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $19,000,158, collateralized by U.S. Treasury Note, 3.63% due at 8/15/19, par and fair value of $17,235,000 and $19,381,937, respectively)	19,000	19,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $51,824,262)		50,805,000
JPMorgan Securities LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,000,167, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/21, par and fair value of $24,065,000 and $20,403,268, respectively)	20,000	20,000,000
Total Value of JPMorgan Securities LLC (collateral value of $20,403,268)		20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 7/03/13 (Purchased on 6/26/13 to be repurchased at $5,785,023, collateralized by U.S. Treasury Note, 0.13% due at 12/31/13, par and fair value of $5,897,600 and $5,900,773, respectively)	5,785	5,785,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $7,000,058, collateralized by U.S. Treasury Note, 0.25% due at 9/15/15, par and fair value of $7,164,000 and $7,140,010, respectively)	7,000	7,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $13,040,783)		12,785,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.12%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $17,000,170, collateralized by U.S. Treasury Note, 2.25% due at 1/31/15, par and fair value of $16,668,400 and $17,340,018, respectively)	$17,000	$17,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $17,340,018)		17,000,000
RBS Securities Inc., 0.07%, 7/05/13 (b) (Purchased on 6/17/13 to be repurchased at $13,596,137, collateralized by U.S. Treasury Inflation Indexed Note, 2.00% due at 1/15/14, par and fair value of $10,780,000 and $13,868,675, respectively)	13,595	13,595,000
RBS Securities Inc., 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,000,167, collateralized by U.S. Treasury Inflation Indexed Notes, 0.63% to 2.00% due from 1/15/14 to 7/15/21, aggregate par and fair value of $18,014,000 and $20,402,537, respectively)	20,000	20,000,000
Total Value of RBS Securities Inc. (collateral value of $34,271,212)		33,595,000
UBS Securities LLC, 0.10%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $20,580,172, collateralized by U.S. Treasury Note, 1.88% due at 6/30/15, par and fair value of $20,195,400 and $20,991,652, respectively)	20,580	20,580,000
Total Value of UBS Securities LLC (collateral value of $20,991,652)		20,580,000
Total Repurchase Agreements — 52.5%		271,810,000
Total Investments (Cost — $517,593,187*) — 100.0%		517,593,187
Other Assets Less Liabilities — 0.0%		22,540

Net Assets — 100.0%		$517,615,727

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

6	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$517,593,187	—	$517,593,187

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $886 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	7

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Birmingham GO Series 2010A MB, 4.00%, 8/01/13	$600	$601,905
Arizona — 2.5%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.07%, 7/05/13 (a)	1,400	1,400,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.07%, 7/05/13 (a)	2,005	2,005,000

		3,405,000
Arkansas — 0.3%
Arkansas State University RB (Jonesboro Campus Project) Series 2013 MB, 1.00%, 3/01/14	385	386,280
California — 12.5%
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.08%, 7/05/13 (a)(b)(c)	520	520,000
California School Cash Reserve Program Authority RB Series 2013AA, 2.00%, 10/01/13	1,000	1,004,420
California School Cash Reserve Program Authority RB Series 2013X, 2.00%, 10/01/13	100	100,417
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.03%, 7/05/13 (a)	700	700,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/05/13 (a)	400	400,000
East Bay Municipal Utilities District Series 2013E TECP, 0.15%, 8/05/13	2,300	2,300,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 7/05/13 (a)(b)(c)	500	500,000
Irvine Unified School District Special Tax RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.08%, 7/01/13 (a)	600	600,000
Los Angeles County Schools RB Series 2013C-6 TRAN, 2.00%, 12/31/13	100	100,874
Orange County Sanitation District COP Municipal Trust Receipts Floaters Series 2008-2928 VRDN (Credit Suisse A.G. SBPA), 0.06%, 7/05/13 (a)(b)(c)	2,785	2,785,000
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.07%, 7/01/13 (a)	2,000	2,000,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.08%, 7/01/13 (a)	600	600,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 7/05/13 (a)(b)(c)	5,800	5,800,000

		17,410,711
Colorado — 0.7%
Denver City & County COP Series 2008A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/01/13 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Connecticut — 0.6%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	$800	$800,647
District of Columbia — 0.7%
Metropolitan Washington Airports Authority RB Series 2007A AMT MB, 5.00%, 10/01/13	1,015	1,027,158
Florida — 2.5%
Broward County Airport System RB Series 2012P-1 AMT MB, 3.00%, 10/01/13	300	301,952
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 7/05/13 (a)(b)(c)	3,200	3,200,000

		3,501,952
Georgia — 0.9%
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.16%, 7/05/13 (a)	1,190	1,190,000
Illinois — 4.1%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 7/01/13 (a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004B MB, 1.75%, 3/03/14	1,025	1,037,489
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/05/13 (a)	1,710	1,710,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.10%, 7/05/13 (a)(b)(c)	200	200,000

		5,647,489
Indiana — 2.0%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.08%, 7/05/13 (a)	2,625	2,625,000
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	200	207,513

		2,832,513
Iowa — 1.9%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.17%, 7/05/13 (a)	2,600	2,600,000
Kansas — 1.5%
Leawood GO Series 2012-1, 1.50%, 9/01/13	2,050	2,054,260
Louisiana — 1.4%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.05%, 7/05/13 (a)	2,000	2,000,000
Maryland — 3.0%
Maryland Community Development Adminis- tration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.05%, 7/05/13 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 7/05/13 (a)	1,125	1,125,000

8	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Prince George’s County GO (Public Improvement Project) Series 2003A MB, 5.00%, 10/01/13	$100	$101,180

		4,226,180
Michigan — 4.3%
Chelsea Economic Development Corp. RB (Silver Maples Obligation Project) Series 2006 VRDN (Comerica Bank LOC), 0.07%, 7/05/13 (a)	1,000	1,000,000
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.31%, 7/05/13 (a)(b)(c)	295	295,000
Michigan Housing Development Authority RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 7/01/13 (a)	2,500	2,500,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.08%, 7/01/13 (a)	1,695	1,695,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 7/05/13 (a)	500	500,000

		5,990,000
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	100	100,000
Mississippi — 0.4%
University of Southern Mississippi Educational Building Corp. RB (Residence Hall Construction Project) Municipal Trust Receipts Floaters Series 2013-3335 VRDN (Credit Suisse A.G. SBPA), 0.09%, 7/05/13 (a)(b)(c)	500	500,000
Missouri — 1.3%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.13%, 7/05/13 (a)	1,745	1,745,000
Nevada — 3.3%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT, 2.00%, 7/01/13	1,200	1,200,000
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	900	900,000
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,439,480

		4,539,480
New Hampshire — 0.4%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	585	601,445
New Jersey — 2.4%
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	400	402,030
New Jersey Educational Facilities Authority RB (Kean University Project) Series 2003D MB, 5.25%, 7/01/13	600	600,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority RB (Stevens Institute of Technology Project) Series 2002C MB:
5.13%, 7/01/13	$400	$400,000
5.25%, 7/01/13	1,300	1,300,000
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	200	200,444
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	360	361,933

		3,264,407
New York — 12.5%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.07%, 7/05/13 (a)	250	250,000
New York City GO Series 2006A MB, 4.50%, 8/01/13	100	100,359
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.03%, 7/01/13 (a)	400	400,000
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 7/05/13 (a)	15,500	15,500,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 7/05/13 (a)	1,100	1,100,000

		17,350,359
North Carolina — 2.7%
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	722,242
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/05/13 (a)	3,000	3,000,000

		3,722,242
Ohio — 6.5%
Cuyahoga County RB (Cleveland Clinic Project) Series 2003 MB, 6.00%, 7/01/13	1,320	1,320,000
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	525	527,978
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/01/13 (a)	4,540	4,540,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2013 VRDN, 0.09%, 1/01/14 (a)	500	500,000
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	300	300,653
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	400	400,871
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 7/05/13 (a)	1,420	1,420,000

		9,009,502
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	250	261,038

BLACKROCK FUNDS	JUNE 30, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.5%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/05/13 (a)	$5,560	$5,560,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 7/05/13 (a)	700	700,000

		6,260,000
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window (Ascension Health System Obligor), 0.15%, 1/24/14 (a)	1,200	1,200,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.12%, 7/05/13 (a)	625	625,000

		1,825,000
Texas — 6.9%
Dallas Fort Worth International Airport RB Series 2012B MB, 3.00%, 11/01/13	1,300	1,311,889
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,030	1,062,617
Port of Port Arthur Navigation District RB (Motiva Enterprises Project) Series 2010A VRDN, 0.07%, 7/01/13 (a)	4,300	4,300,000
Port of Port Arthur Navigation District RB (Motiva Enterprises Project) Series 2010B VRDN, 0.07%, 7/01/13 (a)	1,000	1,000,000
San Antonio Airport System RB Series 2006 AMT MB, 5.00%, 7/01/13	500	500,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.07%, 7/05/13 (a)(b)(c)	1,400	1,400,000

		9,574,506
Utah — 2.2%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.09%, 7/05/13 (a)(b)(c)	3,050	3,050,000
Virginia — 0.7%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 1/24/14 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Washington — 0.2%
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA), 0.08%, 7/05/13 (a)(b)(c)	$290	$290,000
West Virginia — 0.3%
West Virginia GO (Infrastructure Project) Series 2011A MB, 3.00%, 11/01/13	420	423,892
Wisconsin — 5.9%
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B, 0.12%, 7/05/13 (a)	600	600,000
Wisconsin Petroleum Inspection Fee Revenue Series 2013 TECP, 0.19%, 7/09/13	7,650	7,650,000

		8,250,000
Total Municipal Bonds — 91.1%		126,440,966

Closed-End Investment Companies
Multi-State — 4.7%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.13%, 7/05/13 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.21%, 7/05/13 (a)(b)	1,000	1,000,000
New Jersey — 5.7%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/05/13 (a)(b)	6,000	6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/05/13 (a)(b)	2,000	2,000,000
Total Closed-End Investment Companies — 10.4%		14,500,000
Total Investments (Cost — $140,940,966*) — 101.5%		140,940,966
Liabilities in Excess of Other Assets — (1.5)%		(2,083,715)

Net Assets — 100.0%		$138,857,251

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

10	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$140,940,966	—	$140,940,966

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $100,914 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	11

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 75.0%
Avalon Borough GO Series 2013 BAN, 1.00%, 2/27/14	$600	$602,484
Burlington County Bridge Commission RB (Solid Waste Project) Series 2012, 2.00%, 10/08/13	1,200	1,204,856
Colts Neck Township GO Series 2013A BAN, 1.00%, 2/25/14	500	501,596
Delran Township GO Series 2012 BAN, 1.00%, 11/12/13	1,200	1,201,135
Dumont GO Series 2013 BAN, 1.00%, 6/25/14	530	532,279
Gloucester County GO Series 2013 MB, 1.00%, 3/01/14	100	100,398
Lower Township Municipal Utilities Authority RB Series 2012B, 1.50%, 9/20/13	1,000	1,002,208
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	100	100,508
Mendham Township GO Series 2013 BAN, 1.00%, 5/22/14	100	100,496
Metuchen GO Series 2013 BAN, 1.00%, 2/28/14	625	626,758
Neptune Township GO Series 2012 BAN, 1.00%, 9/13/13	800	800,579
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (a)(b)(c)	1,700	1,700,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.01%, 7/01/13 (c)	1,560	1,560,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 7/05/13 (c)	845	845,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/05/13 (c)	4,220	4,220,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 7/05/13 (c)	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 7/05/13 (c)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.16%, 7/05/13 (c)	815	815,000
New Jersey Educational Facilities Authority RB (Kean University Project) Series 2003D MB, 5.25%, 7/01/13	100	100,000
New Jersey Educational Facilities Authority RB (Stevens Institute of Technology Project) Series 2002C MB:
5.13%, 7/01/13	330	330,000
5.25%, 7/01/13	300	300,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.04%, 7/05/13 (a)(b)(c)	1,515	1,515,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (c)	400	400,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 7/05/13 (c)	$1,200	$1,200,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (c)	3,900	3,900,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.11%, 7/05/13 (b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.07%, 7/05/13 (c)	1,500	1,500,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Mortgage Project) Series 2005O AMT VRDN (Barclays Bank PLC SBPA), 0.07%, 7/05/13 (c)	2,000	2,000,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 7/05/13 (a)(b)(c)	1,445	1,445,000
Ocean City GO Series 2013 BAN, 1.00%, 3/07/14	500	501,218
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	100	100,162
Saddle River Borough GO Series 2012 BAN, 1.00%, 8/02/13	500	500,200
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	100	100,222
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.01%, 7/01/13 (c)	2,805	2,805,000
Vernon Township GO Series 2013 BAN, 1.25%, 3/28/14	310	311,598
Voorhees Township GO Series 2012 BAN, 1.00%, 8/08/13	500	500,217
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	100	100,537
Westwood GO Series 2013 BAN, 1.00%, 5/02/14	700	702,792
Wood-Ridge GO Series 2013 BAN, 1.00%, 2/14/14	900	902,007
Total Municipal Bonds — 75.0%		38,012,250

Closed-End Investment Companies
New Jersey — 7.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/05/13 (a)(c)	2,000	2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 7/05/13 (a)(c)	2,000	2,000,000
Total Closed-End Investment Companies — 7.9%		4,000,000

12	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $ 42,012,250*) — 82.9%	$42,012,250
Other Assets Less Liabilities — 17.1%	8,688,374

Net Assets — 100.0%	$50,700,624

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$42,012,250	—	$42,012,250

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $8,141,388 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	13

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 95.7%
Alamance County GO Series 2003 MB, 5.00%, 3/01/14	$500	$515,684
Appalachian State University RB Series 2011 MB, 2.00%, 10/01/13	850	853,524
Cabarrus County GO (Public Improvements Project) Series 2006 MB, 4.25%, 3/01/14	500	513,296
Cabarrus County GO Series 2004 MB, 5.00%, 2/01/14	250	256,957
Cary Township Combined Utility Systems RB Series 2007 MB, 4.00%, 12/01/13	200	203,105
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/05/13 (a)	2,000	2,000,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/05/13 (a)	200	200,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/05/13 (a)	2,200	2,200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.05%, 7/05/13 (a)(b)(c)	3,545	3,545,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 7/05/13 (a)(b)(c)	7,600	7,600,000
Cumberland County GO Series 2011 MB, 3.00%, 8/01/13	345	345,798
Durham GO Series 2010A MB, 4.00%, 10/01/13	750	757,079
Forsyth County GO Series 2004 MB, 5.00%, 8/01/13	300	301,224
Forsyth County GO Series 2007 MB, 3.50%, 7/01/13	100	100,000
Greensboro GO Series 2010A MB, 5.00%, 10/01/13	1,800	1,821,654
Lenoir County GO Series 2013 MB, 2.00%, 2/01/14	205	207,033
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 1/24/14 (a)	5,685	5,685,000
New Hanover County GO (Public Improvements Project) Series 2010A MB, 3.00%, 8/01/13	200	200,473
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 7/05/13 (a)	2,900	2,900,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.13%, 7/05/13 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 7/05/13 (a)	1,900	1,900,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	$505	$505,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	345	355,962
North Carolina Medical Care Commission Health Care Facilities RB SPEARS (Duke University Health Systems Project) Series 2012A-DBE-1167 VRDN (Deutsche Bank A.G. SBPA), 0.08%, 7/05/13 (a)(b)(c)	1,500	1,500,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.06%, 7/01/13 (a)	2,100	2,100,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	100	103,068
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.05%, 7/05/13 (a)	4,500	4,500,000
Pender County GO Series 2005 MB, 3.50%, 9/01/13	300	301,582
Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.07%, 7/05/13 (a)(b)(c)	1,600	1,600,000
Raleigh GO Series 2009D MB, 4.00%, 12/01/13	100	101,568
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 1/24/14 (a)	700	700,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 7/05/13 (a)(b)(c)	2,005	2,005,000
Union County GO Series 2009C MB, 2.50%, 3/01/14	200	202,799
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.04%, 7/05/13 (a)	8,025	8,025,000
University of North Carolina at Chapel Hill RB Series 2003 MB, 5.00%, 12/01/13	100	101,987
Total Investments (Cost — $57,607,793*) — 95.7%		57,607,793
Other Assets Less Liabilities — 4.3%		2,582,109

Net Assets — 100.0%		$60,189,902

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

14	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$57,607,793	—	$57,607,793

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $23,660 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	15

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 96.4%
Beachwood GO Series 2012 BAN, 1.00%, 8/07/13	$700	$700,509
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	600	600,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.06%, 7/05/13 (a)	560	560,000
Cincinnati GO Series 2010A MB, 4.00%, 12/01/13	210	213,242
Cincinnati GO Series 2010G MB, 4.00%, 12/01/13	300	304,728
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.07%, 7/05/13 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.07%, 7/05/13 (a)	3,000	3,000,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 4.00%, 1/01/14	800	814,980
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 7/05/13 (a)	1,300	1,300,000
Columbus GO (Limited Tax Notes Project) Series 2012-1, 1.50%, 11/21/13	2,000	2,010,078
Columbus Regional Airport Authority RB SPEARS Series 2007DB-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 7/05/13 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.06%, 7/05/13 (a)(b)(c)	1,940	1,940,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/05/13 (a)(b)(c)	200	200,000
Franklin County Hospital Facilities RB (Nationwide Children Hospital Project) RBC Municipal Products, Inc. Trust Series 2012A-0-46 VRDN (Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	2,700	2,700,000
Franklin County Hospital Facilities RB (OhioHealth Corp. Project) Municipal Trust Receipts Floaters Series 2011A-78C VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 7/05/13 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.07%, 7/05/13 (a)(b)(c)	2,320	2,320,000
Independence GO Series 2013 BAN, 1.13%, 4/16/14	1,170	1,177,135
Lake County GO Series 2012 BAN, 1.00%, 7/23/13	1,425	1,425,539
Lakewood GO Series 2013 BAN, 1.00%, 4/15/14	210	211,072
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	200	201,134
Miamisburg GO Series 2013 BAN, 1.00%, 3/12/14	2,000	2,008,309

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Montgomery County RB (Catholic Health Project) Series 2004B-1 VRDN (The Bank of New York Mellon Corp. SBPA), 0.07%, 7/05/13 (a)	$500	$500,000
North Ridgeville GO Series 2013 BAN, 0.65%, 4/03/14	600	600,901
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/05/13 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 7/05/13 (a)	2,700	2,700,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.04%, 7/05/13 (a)	1,000	1,000,000
Ohio GO (Common Schools Project) Series 2011B MB, 3.00%, 9/15/13	500	502,878
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.04%, 7/05/13 (a)	1,000	1,000,000
Ohio GO Series 2009C MB, 5.00%, 8/01/13	320	321,294
Ohio GO Series 2009K MB, 5.00%, 8/01/13	100	100,408
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/01/13 (a)	5,400	5,400,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.05%, 7/01/13 (a)	1,700	1,700,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/05/13 (a)	1,900	1,900,000
Ohio Higher Educational Facility Series 2013 TECP (The Northern Trust Company SBPA), 0.18%, 8/01/13	5,000	5,000,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 7/05/13 (a)	1,000	1,000,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	100	100,014
Strongsville GO (Street Improvement Project)
Series 2012 BAN, 1.00%, 10/23/13	1,000	1,002,177
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 7/05/13 (a)	5,800	5,800,000
Total Investments (Cost — $57,604,398*) — 96.4%		57,604,398
Other Assets Less Liabilities — 3.6%		2,143,834

Net Assets — 100.0%		$59,748,232

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

16	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$57,604,398	—	$57,604,398

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $88,047 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	17

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 97.0%
Abington Township GO Series 2010 MB, 2.00%, 11/15/13	$1,555	$1,564,239
Adams County IDRB (Gettysburg College Project) Series 2010 MB, 4.00%, 8/15/13	150	150,639
Allegheny County Port Authority RB (Transportation Project) Series 2011 MB, 4.00%, 3/01/14	490	501,762
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/05/13 (a)	765	765,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/05/13 (a)	4,050	4,050,000
Blairsville-Saltsburg School District GO Series 2013 MB, 2.00%, 11/15/13	900	905,845
Bucks County Centennial School District GO (School Improvements Project) Series 2010A MB, 2.00%, 12/15/13	150	151,127
Bucks County Water & Sewer Authority RB Series 2010 MB, 3.00%, 12/01/13	335	338,688
Catasauqua Area School District GO Series 2009 MB, 4.60%, 5/15/14	150	155,177
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	3,900	3,900,000
Central York School District GO Series 2009 MB, 2.50%, 2/15/14	325	329,239
Centre County GO Series 2003 MB, 5.25%, 7/01/13	925	925,000
Chartiers Houston School District GO Series 2009 MB, 4.20%, 3/01/14	400	410,318
Chester County GO Series 2008 MB, 3.50%, 11/15/13	335	338,927
Chester County GO Series 2009C MB, 2.50%, 7/15/14	150	153,262
Chester Water Authority RB Series 2009AA MB, 2.00%, 12/01/13	125	125,855
Connellsville Area School District GO Series 2008B MB, 5.00%, 11/15/13	800	814,211
Cumberland County GO Series 2011 MB, 4.00%, 5/01/14	250	257,610
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 7/05/13 (a)	7,665	7,665,000
Delaware County GO Series 2009A MB, 3.00%, 10/01/13	135	135,877
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.09%, 7/05/13 (a)	1,900	1,900,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.08%, 7/05/13 (a)	1,900	1,900,000
Delaware River Joint Toll Bridge Commission RB Series 2003 MB:
5.00%, 7/01/13	400	400,000
5.25%, 7/01/13	3,135	3,135,000
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	3,200	3,200,000
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.05%, 7/05/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.05%, 7/05/13 (a)	$5,000	$5,000,000
Downingtown Area School District GO Series 2011 MB, 4.00%, 4/01/14	150	154,156
East Penn School District GO Series 2011 MB, 3.00%, 11/15/13	200	201,931
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.07%, 7/05/13 (a)	2,100	2,100,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.07%, 7/05/13 (a)	2,500	2,500,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 7/05/13 (a)	1,320	1,320,000
Great Valley School District GO Series 2013 MB, 2.00%, 2/15/14	125	126,305
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.06%, 7/05/13 (a)	1,120	1,120,000
Interboro School District GO Series 2008B MB, 4.00%, 8/15/13	200	200,832
Lancaster County Hospital Authority RB (General Hospital Project) Series 2003 MB, 5.50%, 9/15/13	1,185	1,197,609
Lehigh County General Purpose Authority RB (St. Luke’s Bethlehem Project) Series 2003 MB, 5.25%, 8/15/13	740	744,433
Lehigh County GO Series 2010 MB, 5.00%, 11/15/13	400	406,996
Lower Bucks County Joint Municipal Authority RB Series 2010 MB, 3.00%, 11/15/13	350	353,380
Lower Merion Township GO Series 2009 MB, 4.00%, 7/15/14	100	103,813
Lower Merion Township GO Series 2010A MB, 4.00%, 1/15/14	100	102,000
Lower Moreland Township School District GO Series 2009 MB, 4.00%, 2/15/14	150	153,375
Mechanicsburg Area School District GO Series 2013 MB, 0.40%, 8/15/13	130	130,000
Methacton School District GO Series 2011A MB, 3.00%, 10/01/13	300	301,980
Montgomery County GO Series 2009A MB, 2.00%, 12/01/13	175	176,251
Montgomery County GO Series 2009C MB, 4.00%, 12/15/13	340	345,656
Montgomery County GO Series 2010D MB, 3.00%, 10/01/13	200	201,325
Montgomery County IDA RB (Girl Scouts Southeastern Pennsylvania Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	555	555,000
Northampton Area School District GO Series 2013 MB, 1.00%, 8/15/13	2,025	2,026,807
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/05/13 (a)	1,285	1,285,000
Owen J. Roberts School District GO Series 2012 MB, 1.50%, 8/15/13	675	675,998
Owen J. Roberts School District GO Series 2013 MB, 1.00%, 5/15/14	490	492,979
Penn Trafford School District GO Series 2008 MB, 3.25%, 5/01/14	250	255,816

18	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (a)(b)(c)	$34,400	$34,400,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 7/05/13 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 7/05/13 (a)	3,770	3,770,000
Pennsylvania GO Series 2002 MB, 5.50%, 2/01/14	540	556,382
Pennsylvania GO Series 2003-2 MB, 5.00%, 7/01/13	2,910	2,910,000
Pennsylvania GO Series 2004-3 MB, 5.00%, 9/01/13	360	362,858
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/13	475	475,000
Pennsylvania GO Series 2009-1 MB, 4.00%, 7/15/13	200	200,288
Pennsylvania GO Series 2010A-1 MB, 5.00%, 2/15/14	110	113,001
Pennsylvania GO Series 2010A-2 MB, 5.00%, 5/01/14	125	129,909
Pennsylvania GO Series 2010A-3 MB, 5.00%, 7/15/13	110	110,188
Pennsylvania GO Series 2012-1 MB, 5.00%, 7/01/14	200	209,461
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2005-1 MB, 3.00%, 12/01/13	320	323,540
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	1,300	1,300,000
Pennsylvania Higher Educational Facilities Authority RB (Holy Family College Project) Series 2002A VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2006 MB, 5.00%, 4/01/14	550	569,066
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2006B MB, 4.00%, 9/01/13	900	905,606
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/05/13 (a)	1,235	1,235,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pennsylvania Health System Project) Series 2008B MB, 5.00%, 8/15/13	275	276,600
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/05/13 (a)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank PLC SBPA), 0.08%, 7/05/13 (a)	4,565	4,565,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.07%, 7/05/13 (a)	2,055	2,055,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/05/13 (a)	$2,800	$2,800,000
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/05/13 (a)	8,440	8,440,000
Pennsylvania Housing Finance Agency RB Series 2006-93-B AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 7/01/13 (a)	2,100	2,100,000
Pennsylvania Housing Finance Agency RB Series 2007-98C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 7/01/13 (a)	4,215	4,215,000
Pennsylvania Housing Finance Agency RB Series 2007-99-C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 7/01/13 (a)	3,000	3,000,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Project) Series 2010 MB, 5.00%, 6/15/14	530	553,574
Pennsylvania State Housing Financing Agency Mortgage RB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 7/05/13 (a)(b)(c)	2,625	2,625,000
Pennsylvania State Turnpike Commission RB SPEARS (Motor License Fund Project) Series 2012B-1179 (Deutsche Bank A.G. SBPA), 0.11%, 7/05/13 (a)(b)(c)	4,175	4,175,000
Pennsylvania State Turnpike Commission RB SPEARS Series 2012DBE-1096 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 7/05/13 (a)(b)(c)	4,740	4,740,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 7/05/13 (a)(b)(c)	630	630,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/13	1,325	1,332,977
Pennsylvania State University RB Series 2005 MB, 5.00%, 9/01/13	200	201,547
Pennsylvania State University RB Series 2007B MB, 5.00%, 8/15/13	100	100,570
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 7/05/13 (a)	2,855	2,855,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (a)(b)(c)	2,400	2,400,000
Pennsylvania Turnpike Commission RB Series 2001T MB, 5.50%, 12/01/13	300	306,366
Pennsylvania Turnpike Commission RB Series 2003A MB, 5.25%, 12/01/13	150	153,105
Pennsylvania Turnpike Commission RB Series 2003A MB, 5.25%, 12/01/13	50	51,022
Pennsylvania Turnpike Commission RB Series 2003B MB:
5.00%, 12/01/13	200	203,967
5.25%, 12/01/13	125	127,529
5.50%, 12/01/13	3,065	3,132,362
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.05%, 7/01/13 (a)(b)(c)	17,000	17,000,000

BLACKROCK FUNDS	JUNE 30, 2013	19

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Perkiomen Valley School District GO Series 2009 MB, 3.25%, 3/01/14	$150	$152,949
Peters Township School District Washington County GO Series 2003B MB, 5.00%, 12/01/13	300	305,889
Philadelphia Airport RB Series 2011B AMT MB, 4.00%, 6/15/14	600	619,946
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	1,405	1,405,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 7/05/13 (a)	10,000	10,000,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 7/05/13 (a)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.08%, 7/05/13 (a)	2,900	2,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 7/05/13 (a)	350	350,000
Philadelphia Gas Works RB (General Ordinance Project) Series 1998-4 MB, 5.25%, 8/01/13	800	803,144
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 7/05/13 (a)	1,000	1,000,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 7/05/13 (a)	23,000	23,000,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.05%, 7/05/13 (a)	11,980	11,980,000
Pittsburgh Water & Sewer Authority RB Series 2008C-1A Mandatory Put Bonds (Federal Home Loan Bank LOC), 0.40%, 9/01/13 (a)	5,100	5,100,000
Seneca Valley School District GO Series 2007A MB, 5.00%, 2/15/14	95	97,624
South Western School District GO 2013 MB, 1.00%, 5/15/14	345	347,049
Southeastern Pennsylvania Transportation Authority RB (Capital Grants Receipt Project) Series 2011 MB, 5.00%, 6/01/14	800	832,542
Springfield School District Delaware County GO Series 2012B MB, 2.00%, 10/01/13	100	100,435
Spring-Ford Area School District GO Series 2012 MB, 1.25%, 3/01/14	150	150,748
Spring-Ford Area School District GO Series 2012A MB, 3.00%, 2/01/14	125	126,860
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 7/05/13 (a)	10,300	10,300,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Swarthmore Borough Authority RB (Swarthmore College Project) Series 2009 MB, 5.00%, 9/15/13	$280	$282,694
Swarthmore Borough Authority RB Series 2008 MB, 5.00%, 9/15/13	875	883,515
Swarthmore Borough Authority RB Series 2011B MB, 2.00%, 9/15/13	200	200,673
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/14	100	101,290
University of Pittsburgh RB (University Capacity Project) Series 2000A MB:
4.00%, 9/15/13	150	151,149
5.00%, 9/15/13	640	646,232
University of Pittsburgh RB (University Capacity Project) Series 2002B MB, 5.50%, 9/15/13	1,175	1,187,643
University of Pittsburgh RB (University Capacity Project) Series 2005A MB, 5.50%, 9/15/13	300	306,383
West Chester Area School District GO Series 2010AA MB (State Aid Withholding Insurance), 2.25%, 3/15/14	120	121,614
West Chester Area School District GO Series 2013 MB, 2.00%, 10/01/13	560	562,246
Wilkes-Barre Area School District GO Series 2007 MB, 5.00%, 4/01/14	200	206,551
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 7/05/13 (a)	380	380,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.12%, 7/05/13 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/05/13 (a)	915	915,000
Total Municipal Bonds — 97.0%		270,641,512

Closed-End Investment Companies
Pennsylvania — 3.9%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/05/13 (a)(b)	6,000	6,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/05/13 (a)(b)	5,000	5,000,000
Total Closed-End Investment Companies — 3.9%		11,000,000
Total Investments (Cost — $281,641,512*) — 100.9%		281,641,512
Liabilities in Excess of Other Assets — (0.9)%		(2,591,059)

Net Assets — 100.0%		$279,050,453

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

20	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$281,641,512	—	$281,641,512

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $63,664 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	21

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 93.3%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 7/01/13 (a)	$700	$700,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/05/13 (a)	515	515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.06%, 7/05/13 (a)	600	600,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 7/05/13 (a)	635	635,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.05%, 7/05/13 (a)	800	800,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 7/01/13 (a)	1,600	1,600,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.06%, 7/05/13 (a)	400	400,000
Fauquier County GO Series 2006 MB, 5.00%, 7/01/14	200	209,481
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.07%, 7/05/13 (a)	325	325,000
Henrico County Economic Development Authority RB Series 2009B MB, 4.00%, 10/01/13	400	403,691
Henrico County GO (Public Improvement Project) Series 2006 MB, 4.00%, 12/01/13	100	101,501
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.16%, 7/05/13 (a)	425	425,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.04%, 7/01/13 (a)	700	700,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 8/15/15 (a)	990	990,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.08%, 7/05/13 (a)(b)(c)	$650	$650,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.07%, 7/05/13 (a)	645	645,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 7/05/13 (a)	400	400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/01/13 (a)	115	115,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/01/13 (a)	1,750	1,750,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.13%, 7/05/13 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	200	205,584
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (a)(b)(c)	600	600,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.07%, 7/05/13 (a)	600	600,000
Total Investments (Cost — $15,370,257*) — 93.3%		15,370,257
Other Assets Less Liabilities — 6.7%		1,103,240

Net Assets — 100.0%		$16,473,497

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

22	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,370,257	—	$15,370,257

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $1,104,081 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	23

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 23, 2013